Income Tax - Schedule of Income Before Provision for Income Taxes Geographic Locations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Before Provision for Income Taxes Geographic Locations
Total income before income taxes	$ 322,673	$ 10,789,623	$ 20,673,337
Cayman Islands [Member]
Schedule of Income Before Provision for Income Taxes Geographic Locations
Total income before income taxes	(3,536,358)	(67,027)	(300,000)
PRC [Member]
Schedule of Income Before Provision for Income Taxes Geographic Locations
Total income before income taxes	3,859,097	10,856,708	20,973,337
BVI [Member]
Schedule of Income Before Provision for Income Taxes Geographic Locations
Total income before income taxes	(35)	2
HK [Member]
Schedule of Income Before Provision for Income Taxes Geographic Locations
Total income before income taxes	$ (31)	$ (60)